SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 1999

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)


                                   Approx Asset
Date           Number    Price     Value or Approx        Seller
Each    Ident  Shares     Per      Asset Cov/ Shr        or Seller's
Trans   Sec    Purch     Share    at Time of Purch         Broker

12-01   GER     3800    13.0000         14.89          Weeden & Co.
12-02   GER     2100    12.9048         14.84              " "
12-03   GER     4000    13.2500         15.16              " "
12-07   GER    13800    13.3859         15.53              " "
12-08   GER    15000    13.2500         15.52              " "
12-09   GER    13900    13.3125         15.49              " "
12-10   GER    12800    13.2940         15.28              " "
12-14   GER     5900    13.2500         15.40              " "
12-15   GER     4000    13.1875         15.30              " "
12-16   GER     4400    13.5242         15.86              " "
12-17   GER     5900    13.6875         15.87              " "
12-20   GER     5300    13.5696         15.83              " "
12-21   GER     5300    13.5814         15.80              " "
12-22   GER     4600    13.8044         16.07              " "


The Germany Fund, Inc.
(Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement  01/03/00

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 1999

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)



                                   Approx Asset
Date           Number    Price     Value or Approx        Seller
Each    Ident  Shares     Per      Asset Cov/ Shr        or Seller's
Trans   Sec    Purch     Share    at Time of Purch         Broker

12-23   GER     5300    14.3125         16.70          Weeden & Co.
12-27   GER    16100    14.9410         16.77              " "
12-28   GER     6100    14.9037         16.65              " "
12-29   GER     6100    14.8740         16.74              " "
12-30   GER     6100    14.8381         16.85              " "
12-31   GER      400    15.0625         16.93              " "


The Germany Fund, Inc.
(Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement  01/03/00


                                     Page 2